Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2015
Federal Home Loan Banks [Abstract]
Summary of Stock Option Activity
A summary of the Company’s stock option activity and related information for the year ended March 31, 2015 is as follows:

Weighted-
average
	Number of	Exercise	exercise
	options	price	price
Outstanding at March 31, 2014	1,000	$26.09	$26.09
Exercised	(1,000)	26.09	26.09
Forfeited	—	—	—
Granted	—	—	—

Outstanding at March 31, 2015	—	$—	$—

Summary of Net Income Per Share
Net income per share:

	Year ended March 31, 2015			Year ended March 31, 2014			Year ended March 31, 2013
	Net income attributable		Per	Net income attributable		Per	Net income attributable		Per
	to Taro	Shares	Share	to Taro	Shares	Share	to Taro	Shares	Share
	(numerator)	(denominator)	Amount	(numerator)	(denominator)	Amount	(numerator)	(denominator)	Amount
Basic EPS:	$484,257	42,833,533	$11.31	$360,387	44,276,003	$8.14	$266,206	44,677,603	$5.96
Effect of dilutive securities:
Stock options	—	217	—	—	3,121	—	—	37,508	—

Diluted EPS:	$484,257	42,833,750	$11.31	$360,387	44,279,124	$8.14	$266,206	44,715,111	$5.95